Accumulated Other Comprehensive Income (Loss) - Debits in Net Income (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Accumulated Other Comprehensive Income (Loss)
Realized gain (loss) on sale of available-for-sale securities, net									$ 841,000	$ (116,000)
Salaries and employee benefits									11,825,000	10,083,000
(Credit) Provision for Federal Income Taxes	$ (62,000)	$ (20,000)	$ 22,000	$ (26,000)	$ (66,000)	$ (64,000)	$ (127,000)	$ 150,000	(86,000)	(107,000)
Net Income	$ 2,036,000	$ 1,931,000	$ 1,914,000	$ 1,872,000	$ 1,849,000	$ 1,820,000	$ 1,740,000	$ 1,993,000	7,753,000	7,402,000
Amounts Reclassified from Accumulated Other Comprehensive (Loss) Income | Available for sale securities
Accumulated Other Comprehensive Income (Loss)
Realized gain (loss) on sale of available-for-sale securities, net									841,000	(116,000)
(Credit) Provision for Federal Income Taxes									177,000	24,000
Net Income									664,000	(92,000)
Amounts Reclassified from Accumulated Other Comprehensive (Loss) Income | Pension
Accumulated Other Comprehensive Income (Loss)
Salaries and employee benefits									88,000	88,000
(Credit) Provision for Federal Income Taxes									(18,000)	(18,000)
Net Income									$ 70,000	$ 70,000